Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 5,574	$ 5,599	$ 21,195	$ 18,278
Short-term lease cost	495	324	1,685	768
Finance lease cost:
Amortization of right-of-use assets	318	0	743	0
Interest on lease liabilitites	357	0	303	0
Total lease costs	$ 6,744	$ 5,923	$ 23,926	$ 19,046